THE ADVISORS' INNER CIRCLE FUND

                AVIVA INVESTORS CORE AGGREGATE FIXED INCOME FUND

                        SUPPLEMENT DATED OCTOBER 6, 2010
                                     TO THE
                        INVESTOR CLASS SHARES PROSPECTUS
                             DATED OCTOBER 6, 2010

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE INVESTOR CLASS SHARES PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE INVESTOR CLASS SHARES PROSPECTUS.

Investor Class Shares of the Aviva Investors Core Aggregate Fixed Income Fund are currently not available for purchase. If you have questions, please contact the Fund's investment adviser, Aviva Investors North America, Inc., at 1-877-515-4725.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 AVA-SK-006-0100